UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                              --------------------------------

Check here if Amendment [   ]; Amendment Number:_________________
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner          Baltimore, Maryland         08/15/2005
-----------------------     --------------------------  ------------
     [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    79
                                           ------------------------------

Form 13F Information Table Value Total:    $1,867,756
                                           ------------------------------
                                                    (thousands)
-------------------------------------------------------------------------------
We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.
-------------------------------------------------------------------------------
List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                    FOR THE QUARTER ENDED JUNE 30, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Aether Systems, Inc.    Common     00808V105      4,711     1,431,800   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Allied Domeq PLC        ADR        019121201     32,539       631,250   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Altria Group Inc.       Common     02209S103      3,427        53,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

American Int'l Group    Common     026874107     39,235       675,300   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Amgen Inc.              Common     031162100      8,969       148,351   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Ask Jeeves Inc.         Common     045174109     41,501     1,374,662   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Charter Comm Inc.       Common     16117M107        305       258,250   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common     170040109      6,106       175,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Chiron Corp             Common     170040109      3,419        98,000   SH     CALL      SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------

Circuit City Store Inc  Common     172737108      6,913       399,800   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Comcast Co CL A Spl     Common     20030N200     12,921       431,403   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Commercial Cap Banc     Common     20162L105        548        32,767   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Cooper Cos Inc.         Common     216648402      1,964        32,273   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Cuno, Inc.              Common     126583103      1,583        22,162   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

Dime Bancorp Lit Wts    Common     25429Q110        291     1,615,000   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

DirecTV Group Inc.      Common     25459L106     11,027       711,388   SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                    FOR THE QUARTER ENDED JUNE 30, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Disney (Walt) Co (The)  Common     254687106     13,474       535,100   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Elan PLC                ADR        284131208      1,432       210,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Emmis Comm CL A         Common     291525103        390        22,081   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg.    Common     313400301     60,416       926,200   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Ln Mtg.    Common     313400301      6,523       100,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

Fisher Scientific Intl  Common     338032204     15,891       244,860   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Gentek, Inc.            Common     37245X203      7,512       754,966   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Grace, W.R. & Co        Common     38388F108        175        22,500   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Grupo TMM S.A.          SP ADR     40051D105      7,786     2,595,500   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Hanmi Financial Corp.   Common     410495105        728        43,618   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Hewlett Packard Co      Common     428236103     15,399       655,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Hollinger Int'l         Common     435569108     16,406     1,638,900   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Impax Laboratories Inc  Common     45256B101      2,689       171,300   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common     46625H100     13,422       380,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common     46625H100      3,532       100,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                    FOR THE QUARTER ENDED JUNE 30, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

JPMorgan Chase & Co     Common     46625H100      7,064       200,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------


JPMorgan Chase & Co     Common     46625H100      5,487       155,200   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co     Common     46625H100     12,683       359,100   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

Juniper Networks Inc.   Common     48203R104      2,375        94,334   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Kansas City Southern    Common     485170302     14,695       728,200   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Kerr-McGee Corp.        Common     492386107     38,644       506,403   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Liberty Media Corp      Common     530718105     13,216     1,296,948   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Loews Corporation       Common     540424108     34,255       442,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

MCI Inc.                Common     552691107    168,058     6,536,692   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

MCI Inc.                Common     552691107     12,855       500,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

Mittal Steel Co CL A    Common     60684P101     41,300     1,739,667   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley          Common     617446448     78,259     1,491,500   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Mylan Labs Inc.         Common     628530107     58,486     3,039,800   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Mylan Labs Inc.         Common     628530107      5,772       300,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

Neighborcare, Inc.      Common     64015Y104     92,584     2,791,199   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

News Corp CL-A          Common     65248E104     48,401     2,991,388   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

                                                   CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                    FOR THE QUARTER ENDED JUNE 30, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Nextel Comm. Inc.       Common     65332V103    121,052     3,746,589   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Nextel Comm. Inc.       Common     65332V103     16,155       500,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

NTL, Inc.               Common     62940M104     18,454       269,711   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Overnite Corp           Common     690322102      2,158        50,207   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common     717081103     27,501       997,120   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Pfizer, Inc.            Common     717081103      5,461       198,000   SH     CALL      SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------

Rite Aid Corp           Common     767754104      2,452       586,500   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Saks Inc.               Common     79377W108      3,722       196,200   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

SCO Group, Inc.         Common     78403A106      3,213       838,800   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sequenom Inc.           Common     817337108        103        91,100   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Siebel Systems Inc.     Common     826170102      1,622       182,300   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sky Finl Group, Inc     Common     83080P103        764        27,100   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sovereign Bancorp Inc   Common     845905108      1,474        65,995   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sprint Corp (FON)       Common     852061100     55,911     2,228,400   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sungard Data Sys Inc.   Common     867363103     55,076     1,566,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Symantec Corporation    Common     871503108      2,174       100,000   SH     CALL      SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------

Theravance Inc.         Common     88338T104     17,723     1,042,543   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

                                                   CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                    FOR THE QUARTER ENDED JUNE 30, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Time Warner Inc.        Common     887317105     20,665     1,236,700   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Toys R Us Inc.          Common     892335100     33,481     1,264,400   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd  Common     902124106     96,266     3,296,786   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

UnitedHealth Group      Common     91324P102     10,626       203,800   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Unocal Corporation      Common     915289102     35,023       538,400   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

USG Corp                Common     903293405     43,728     1,028,900   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

USG Corp                Common     903293405      4,250       100,000   SH     CALL      SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------

USG Corp                Common     903293405      5,313       125,000   SH     CALL      SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------

USG Corp                Common     903293405     17,000       400,000   SH     CALL      SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------

Vail Resorts, Inc.      Common     91879Q109      5,626       200,200   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Veritas Software Corp.  Common     923436109    196,668     8,060,150   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Viacom Inc. Cl B        Common     925524308     69,806     2,180,081   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Viewpoint Corporation   Common     92672P108      2,868     1,620,250   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Wachovia Corporation    Common     929903102      4,241        85,500   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Wendy's Intl Inc.       Common     950590109     11,812       247,900   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------